Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2012
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure

Charter Aspect

	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$20.94	$20.71	$18.72

Interest Income	0.01	0.01	0.02
Expenses	(1.58)	(1.67)	(1.54)
Realized/Unrealized Income (Loss) (1)	(1.54)	1.89	3.51

Net Income (Loss)	(3.11)	0.23	1.99

Net asset value, December 31:	$17.83	$20.94	$20.71

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(7.9)%	(8.1)%	(7.9)%
Expenses before Incentive Fees	8.0%	8.1%	8.0%
Expenses after Incentive Fees	8.0%	8.1%	8.0%
Net Income (Loss)	(15.1)%	1.1%	10.1%
Total return before incentive fees	(14.9)%	1.1%	10.6%
Total return after incentive fees	(14.9)%	1.1%	10.6%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Charter Campbell

	2012		2011	2010
Per Unit operating performance:
Net asset value, January 1:	$9.77		$10.59	$9.79

Interest Income	0.01		– (2)	0.01
Expenses	(0.81)		(0.83)	(0.83)
Realized/Unrealized Income (1)	0.72		0.01	1.62

Net Income (Loss)	(0.08	) (3)	(0.82)	0.80

Net asset value, December 31:	$9.69		$9.77	$10.59

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(8.2)%		(8.2)%	(8.7)%
Expenses before Incentive Fees	8.2%		8.2%	8.8%
Expenses after Incentive Fees	8.2%		8.2%	8.8%
Net Income (Loss)	0.2%		(7.8)%	7.0%
Total return before incentive fees	(0.8)%		(7.7)%	8.2%
Total return after incentive fees	(0.8)%		(7.7)%	8.2%

(1)	Realized/Unrealized Income is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)	Amounts less than 0.005%.

(3)	The decrease in the net asset value per Unit, while Charter Campbell incurred a net gain for the year ended December 31, 2012, is due to the timing of redemption of Units throughout the year.

Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Charter WNT

	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$12.62	$12.42	$11.44

Interest Income	0.01	0.01	0.01
Expenses	(0.92)	(0.96)	(0.95)
Realized/Unrealized Income (Loss) (1)	(0.34)	1.15	1.92

Net Income (Loss)	(1.25)	0.20	0.98

Net asset value, December 31:	$11.37	$12.62	$12.42

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(7.7)%	(7.7)%	(8.0)%
Expenses before Incentive Fees	7.8%	7.7%	8.1%
Expenses after Incentive Fees	7.8%	7.7%	8.1%
Net Income (Loss)	(11.1)%	1.7%	8.2%
Total return before incentive fees	(9.9)%	1.6%	8.6%
Total return after incentive fees	(9.9)%	1.6%	8.6%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.